UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003

Check here if Amendment 		[  ]; Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Avenir Corporation
Address:	1725 K Street, N.W.
		Suite 401
		Washington, D.C.  20006

13F File Number:	28-6032

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Peter C. Keefe
Title:		President
Phone:		202-659-4427
Signature, Place, and Date of Signing

	Peter C. Keefe		  Washington, D.C.		November 12, 2003

Report Type (Check only one.):

[ x]		13F HOLDINGS REPORT.

[  ] 		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		95

Form 13F Information Table Value Total:		$425,420,000


List of Other Included Managers:

                                                                    FORM 13F INFORMATION TABLE
                                                            VALUE  SHARES/  SH/ PUT/ INVSTMT  OTHER                VOTING
AUTHORITY
        NAME OF ISSUER        TITLE OF CLASS    CUSIP       (x$1000PRN AMT  PRN CALL DSCRETN  MANAGERS   SOLE   SHARED   NONE


Abbott Labs                   COM               002824100       271     6376SH       SOLE          0        6376        0    0
AES Corp.                     COM               00130H105     37735  5085635SH       SOLE          0     5085635        0    0
AES Trust III C               PFD CV 6.75%      00808N202     13992   378165SH       SOLE          0      378165        0    0
Airlease Ltd. L.P.            DEPOSITORY UNIT   009366105        19    11800SH       SOLE          0       11800        0    0
Alliance Capital Management HoUNIT LTD PARTN    01855A101       210     6260SH       SOLE          0        6260        0    0
American Express              COM               025816109       541    12000SH       SOLE          0       12000        0    0
American Tower Sys            CL A              029912201     74159  7306282SH       SOLE          0     7306282        0    0
Anthem, Inc.                  COM               03674B104      5790    81175SH       SOLE          0       81175        0    0
AOL Time Warner Inc.          COM               00184A105       514    34000SH       SOLE          0       34000        0    0
B O K Financial Corp New      COM NEW           05561Q201      2722    71717SH       SOLE          0       71717        0    0
Berkshire Hathaway Inc. Class CL A              084670108     10050      134SH       SOLE          0         134        0    0
Berkshire Hathaway Inc. Class CL B              084670207      3497     1401SH       SOLE          0        1401        0    0
Bristol Myers Squibb Co.      COM               110122108       239     9311SH       SOLE          0        9311        0    0
Burnham Pacific Properties IncCOM               12232C108        10    30000SH       SOLE          0       30000        0    0
C & D Technologies            COM               124661109       445    23500SH       SOLE          0       23500        0    0
Cardinal Financial Corp       COM               14149F109       103    14765SH       SOLE          0       14765        0    0
Cedar Fair L.P.               DEPOSITRY UNIT    150185106       217     7750SH       SOLE          0        7750        0    0
Cincinnati Bell Inc.          COM               171871106      7824  1537125SH       SOLE          0     1537125        0    0
Cincinnati Bell Inc. 6.75 Cvt PFD CV DEP1/20    171871403      1460    36500SH       SOLE          0       36500        0    0
Clear Channel Communications, COM               184502102       934    24388SH       SOLE          0       24388        0    0
CNA Surety                    COM               12612L108      5454   542701SH       SOLE          0      542701        0    0
Comcast Corp. new Class 'A'   CL A              20030N101      2316    75135SH       SOLE          0       75135        0    0
Comcast Corp. new special 'A' CL A SPL          20030N200      3775   127360SH       SOLE          0      127360        0    0
Corporate Office Prop. Tr.    SH BEN INT        22002T108      1051    56800SH       SOLE          0       56800        0    0
Crown Holdings                COM               228368106      5608   830875SH       SOLE          0      830875        0    0
Dover Motorsports, Inc.       COM               260174107        55    14650SH       SOLE          0       14650        0    0
Drugstore.com, Inc.           COM               262241102       167    21800SH       SOLE          0       21800        0    0
E W Scripps Co. - A           CL A              811054204      1422    16715SH       SOLE          0       16715        0    0
EP Medsystems, Inc.           COM               26881P103       203    51130SH       SOLE          0       51130        0    0
Eastman Kodak                 COM               277461109       222    10600SH       SOLE          0       10600        0    0
Epoch Biosciences, Inc.       COM               294273107        61    25000SH       SOLE          0       25000        0    0
Evergreen Resources           COM               299900308     13927   515810SH       SOLE          0      515810        0    0
Exxon Mobil                   COM               302290101       679    18550SH       SOLE          0       18550        0    0
Fairfax Financial Hldgs       SUB VTG           303901102     10766    68705SH       SOLE          0       68705        0    0
Fauquier Bankshares           COM               312059108       292    16000SH       SOLE          0       16000        0    0
Fedders Corp.                 CL A              313135303      1812   312450SH       SOLE          0      312450        0    0
FirstFed Finl Corp Del        COM               337907109       757    19166SH       SOLE          0       19166        0    0
General Dynamics              COM               369550108      1096    14044SH       SOLE          0       14044        0    0
Genuine Parts Corp.           COM               372460105       726    22700SH       SOLE          0       22700        0    0
Gladstone Coml Corp.          COM               376536108      1032    70000SH       SOLE          0       70000        0    0
H&R Block                     COM               093671105      2542    58907SH       SOLE          0       58907        0    0
HealthExtras Inc.             COM               422211102      4091   475200SH       SOLE          0      475200        0    0
IndyMac Bancorp, Inc.         COM               456607100       209     9000SH       SOLE          0        9000        0    0
INTEL Corp.                   COM               458140100       355    12900SH       SOLE          0       12900        0    0
IPC Holdings, Ltd.            ORD               G4933P101      3400    97025SH       SOLE          0       97025        0    0
Johnson & Johnson             COM               478160104       461     9300SH       SOLE          0        9300        0    0
Journal Register Company      COM               481138105      6174   329296SH       SOLE          0      329296        0    0
Kinder Morgan Energy, LP      UT LTD PARTNER    494550106       862    20150SH       SOLE          0       20150        0    0
Koninklijke Philips ElectronicSPONSORED ADR     500472105      1919    83719SH       SOLE          0       83719        0    0
Leucadia National Corp.       COM               527288104       257     6800SH       SOLE          0        6800        0    0
Lexington Corp Pptys Tr       COM               529043101       590    30800SH       SOLE          0       30800        0    0
Liberty Media Corp. New Com SeCOM SER A         530718105      1391   139555SH       SOLE          0      139555        0    0
Markel Corporation            COM               570535104     24018    89955SH       SOLE          0       89955        0    0
Massey Energy                 COM               576206106     16545  1243961SH       SOLE          0     1243961        0    0
Mellon Financial Corp         COM               585509102      1388    46040SH       SOLE          0       46040        0    0
Merck & Co. Inc.              COM               589331107       262     5180SH       SOLE          0        5180        0    0
MGI Pharma Inc.               COM               552880106     28502   738210SH       SOLE          0      738210        0    0
Micros Systems                COM               594901100     30174   889567SH       SOLE          0      889567        0    0
Millennium Pharmaceuticals    COM               599902103       433    28000SH       SOLE          0       28000        0    0
Moody's Corporation           COM               615369105       286     5200SH       SOLE          0        5200        0    0
N W H Inc.                    COM               638560102      5283   273736SH       SOLE          0      273736        0    0
Navigant International Inc    COM               63935R108      3595   256600SH       SOLE          0      256600        0    0
Nuveen Investments Inc. Cl 'A'CL A              67090F106      2222    80786SH       SOLE          0       80786        0    0
Occidental Petroleum          COM               674599105       211     6000SH       SOLE          0        6000        0    0
Odyssey Re Holdings Corp.     COM               67612W108      6687   324950SH       SOLE          0      324950        0    0
Penn Virginia                 COM               707882106       774    17500SH       SOLE          0       17500        0    0
Penn Virginia Resource PartnerCOM               707884102       771    25800SH       SOLE          0       25800        0    0
PepsiCo Inc.                  COM               713448108       202     4400SH       SOLE          0        4400        0    0
Pfizer, Inc.                  COM               717081103       512    16865SH       SOLE          0       16865        0    0
Pioneer Natural Resources Co. COM               723787107     18038   708480SH       SOLE          0      708480        0    0
Plains Exploration & ProductioCOM               726505100      2833   227200SH       SOLE          0      227200        0    0
Plains Res Inc Com            COM               726540503       919    73800SH       SOLE          0       73800        0    0
PMA Capital Corp.             CL A              693419202      7994   637952SH       SOLE          0      637952        0    0
Pozen Inc.                    COM               73941U102       281    15800SH       SOLE          0       15800        0    0
Precision Auto Care Inc.      COM               74018R105      1820  2141485SH       SOLE          0     2141485        0    0
Prudential Financial, Inc.    COM               744320102      1754    46960SH       SOLE          0       46960        0    0
Regent Communications Inc.    COM               758865109      2374   389229SH       SOLE          0      389229        0    0
Reptron Electronics           COM               76026W109        69   208500SH       SOLE          0      208500        0    0
Safeguard Sci.                COM               786449108       125    36900SH       SOLE          0       36900        0    0
Saga Communications, Inc.     CL A              786598102       354    18300SH       SOLE          0       18300        0    0
Saul Centers                  COM               804395101      1007    37944SH       SOLE          0       37944        0    0
SBC Communications            COM               78387G103       281    12633SH       SOLE          0       12633        0    0
ServiceMaster Corp.           COM               81760N109       430    41937SH       SOLE          0       41937        0    0
Sonex Research, Inc.          COM               835448101         2    14000SH       SOLE          0       14000        0    0
Suntrust Banks                COM               867914103       214     3550SH       SOLE          0        3550        0    0
Teppco Partners               UT LTD PARTNER    872384102       948    26800SH       SOLE          0       26800        0    0
Trizec Properties, Inc.       COM               89687P107       560    45680SH       SOLE          0       45680        0    0
Verizon Communications        COM               92343V104       746    22997SH       SOLE          0       22997        0    0
Wachovia Corp.                COM               929771103       866    21035SH       SOLE          0       21035        0    0
Washington Mutual Inc.        COM               939322103      1134    28795SH       SOLE          0       28795        0    0
Waste Management, Inc.        COM               94106L109     15731   601090SH       SOLE          0      601090        0    0
Wells Fargo Co.               COM               949740104      9046   175644SH       SOLE          0      175644        0    0
Wesco Financial Corp          COM               950817106       680     2000SH       SOLE          0        2000        0    0
WGL Holdings, Inc.            COM               92924F106       348    12606SH       SOLE          0       12606        0    0
Wilmington Trust Co.          COM               971807102       597    19400SH       SOLE          0       19400        0    0